Annual Fund Operating Expenses	Jan. 31, 2026
Boston Common ESG Impact International Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Boston Common ESG Impact International Fund | Boston Common ESG Impact International Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.86%	[1]
Boston Common ESG Impact U.S. Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Boston Common ESG Impact U.S. Equity Fund | Boston Common ESG Impact U.S. Equity Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.00%	[2]
Boston Common ESG Impact Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Boston Common ESG Impact Emerging Markets Fund | Boston Common ESG Impact Emerging Markets Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.33%)
Net Expenses (as a percentage of Assets)	0.99%	[3]
Boston Common ESG Impact U.S. Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Boston Common ESG Impact U.S. Value Fund | Boston Common ESG Impact U.S. Value Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.41%	[4],[5]
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(1.21%)
Net Expenses (as a percentage of Assets)	0.90%	[6]

[1]	The Adviser has contractually agreed to reduce its fees and/or pay International Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, shareholder servicing fees and any other class specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement to 0.86% of the International Fund’s average daily net assets (the “Expense Cap”). The Expense Cap is indefinite, but will remain in effect until at least January 31, 2027 and may be terminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the International Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.
[2]	The Adviser has contractually agreed to reduce its fees and/or pay U.S. Equity Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, shareholder servicing fees and any other class specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement to 1.00% of the U.S. Equity Fund’s average daily net assets (the “Expense Cap”). The Expense Cap is indefinite, but will remain in effect until at least January 31, 2027 and may be terminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the U.S. Equity Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.
[3]	The Adviser has contractually agreed to reduce its fees and/or pay Value Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, shareholder servicing fees and any other class specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement to 0.99% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap is indefinite, but will remain in effect until at least January 31, 2027 and may be terminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.
[4]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]	The Adviser has contractually agreed to reduce its fees and/or pay Value Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, shareholder servicing fees and any other class specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement to 0.90% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap is indefinite, but will remain in effect until at least January 31, 2027 and may be terminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.